CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.This filing is made on behalf of Clayton Street Trust (the “Registrant”). The Registrant’s 1933 Act No. is 333-208542 and Registrant’s 1940 Act No. is 811-23121.

2.There are no changes to the Prospectus and Statement of Additional Information from the forms of the Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 12 (“PEA No. 12”) on April 29, 2020, pursuant to Rule 485(b) under the 1933 Act for the following Portfolios:

Protective Life Dynamic Allocation Series – Conservative Portfolio

Protective Life Dynamic Allocation Series – Moderate Portfolio

Protective Life Dynamic Allocation Series – Growth Portfolio

(collectively, the “Portfolios”)

3.The text of PEA No. 12 has been filed electronically.

DATED: May 4, 2020

CLAYTON STREET TRUST

on behalf of the Portfolios

Respectfully,

By: /s/ Byron D. Hittle
Byron D. Hittle

      Vice President, Chief Legal Officer and Secretary